Schedule of Interest in Subsidiaries (Details) (Parenthetical) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	37.35%	35.54%
Yatra Online Limited [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	37.34%	35.54%
Travel holding cyprus limited [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	1.80%
Number of shares sold	2,833,000
Terrapin 3's founder stockholders [member] | Class F shares [member] | Yatra USA Corp [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	18.63%	18.63%
Number of Class F shares converted to ordinary shares		15,000
Non controlling shareholder [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	37.98%	36.18%